Acquisition and Integration Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisition and Integration Expenses

14. Acquisition and Integration Expenses:

For the three months ended March 31, 2013, the Company incurred $2,029 of expenses in connection with the Paulin Acquisition.

For the three months ended March 31, 2012, the Company incurred $152 of expenses in connection with the Ook Acquisition.

22.	Acquisition and Integration Expenses:

For the year ended December 31, 2012, the Company incurred $3,031 of expenses for banking, legal and other professional fees incurred in connection with the Ook Acquisition and the Paulin Acquisition described in Note 23, Subsequent Events.

For the year ended December 31, 2011, the Company incurred $2,805 of expenses for banking, legal and other professional fees incurred in connection with the Merger Transaction, Servalite Acquisition, TagWorks Acquisition, Ook Acquisition and the start-up of operations for Hillman Australia.

For the year ended December 31, 2010, the Company incurred $22,492 of one-time acquisition and integration expenses related to the Merger Transaction. The Predecessor incurred $11,342 of the acquisition and integration expense total, primarily for investment banking, legal and other advisory fees related to the sale of the Company. The remaining $11,150 of acquisition and integration expense was incurred by the Successor for legal, consulting, accounting and other advisory services incurred in connection with the acquisition of the Company.